Summary of Significant Accounting and Reporting Policies - Noncontrolling Interest (Details) - USD ($)	Sep. 21, 2015	Sep. 16, 2015	May. 12, 2015	Dec. 31, 2014
NEP OpCo [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest, percent ownership				20.10%
Noncontrolling interest, percent ownership by noncontrolling owners				79.90%
Subsequent Event [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest, interest in limited partnerships	$ 0.226		$ 0.222
Over-Allotment Option [Member] | Subsequent Event [Member]
Noncontrolling Interest [Line Items]
Public sale of common units, number of units	375,907	1,200,000